Commodity Price Risk Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Transactions Outstanding

As of September 30, 2016, the following derivative transactions were outstanding:

Instrument	Total Volume	Settlement Period	Fixed Price
Oil – WTI Fixed Price Swap	48,500 Bbl	October – December 2016	$84.45
Oil – WTI Fixed Price Swap	70,100 Bbl	October – December 2016	90.45
Oil – WTI Fixed Price Swap	28,400 Bbl	October – December 2016	63.20
Oil – WTI Fixed Price Swap	36,500 Bbl	October – December 2016	56.90
Oil – WTI Fixed Price Swap	49,050 Bbl	October – December 2016	42.11
Oil – WTI Fixed Price Swap	109,500 Bbl	January – December 2017	51.05
Oil – WTI Fixed Price Swap	73,000 Bbl	January – December 2017	50.60

Instrument	Total Volume	Settlement Period	Puts	Calls
Oil – 3 Way Collar	365,100 Bbl	January – December 2017	$40.00 / 60.00	$85.00

As of December 31, 2015, the following derivative transactions were outstanding:

Instrument	Total Volume	Settlement Period	Fixed Price
Oil – WTI Fixed Price Swap	205,000 BBL	January –December 2016	$84.45
Oil – WTI Fixed Price Swap	309,000 BBL	January – December 2016	90.45
Oil – WTI Fixed Price Swap	135,600 BBL	January – December 2016	63.20
Oil – WTI Fixed Price Swap	183,400 BBL	January – December 2016	56.90

Instrument	Total Volume	Settlement Period	Puts	Calls
Oil – 3 Way Collar	365,100 BBL	January – December 2017	$40.00 / 60.00	$85.00